LEASES (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Leased Assets [Line Items]
Number of office locations	3
Description of operating leases

Real property for three of the Bank’s office locations and certain equipment are leased under noncancelable operating leases expiring at various times through 2028. In most cases, the leases provide for one or more renewal options of five to ten years under the same or similar terms.

Equipment [Member]
Operating Leased Assets [Line Items]
Total rental expense	$ 27	$ 18	$ 12
Building [Member]
Operating Leased Assets [Line Items]
Total rental expense	$ 304	$ 264	$ 283
Maximum [Member]
Operating Leased Assets [Line Items]
Renewal term of lease	10 years
Minimum [Member]
Operating Leased Assets [Line Items]
Renewal term of lease	5 years